FRANKLIN TEMPLETON GROUP
                            777 Mariners Island Blvd.
                                   PO Box 7777
                            San Mateo, CA 94403-7777


March 5, 1998

Filed Via EDGAR (CIK #0000780379)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re:   FRANKLIN TEMPLETON GLOBAL TRUST
            File Nos. 033-01212 and 811-4450

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No.18 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 1998.

Sincerely,

FRANKLIN TEMPLETON GLOBAL TRUST


/s/ Larry L. Greene
Senior Corporate Counsel

LLG:ld

cc:   Mark Plafker, Esq.